Related Party Transactions (Details) - Schedule of Related Party Transactions	9 Months Ended
Sep. 30, 2023
Mr. Szuhao Huang [Member]
Related Party Transaction [Line Items]
Name of Related Party	Director, Chief Executive Officer (“CEO”)
Chengdu Zangqingyuan Herb Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Party	A company controlled by Mr. Szuhao Huang